Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Fair value of derivative instruments	$ 175,284	$ 14,127
Prepaid expenses	60,629	61,159
Income taxes receivable	45,116	16,424
Value added tax	22,884	31,128
Other receivables	19,201	32,901
Contract assets	14,082	8,539
Cash collateral	11,200	56,100
Loan receivables	6,249	17,094
Total prepaid expenses and other current assets	$ 354,645	$ 237,472